Goodwill	12 Months Ended
Dec. 31, 2022
Goodwill.
Goodwill

12.Goodwill

Changes in the carrying amount of goodwill by the reporting units as of December 31, 2021 and 2022 were as follows:

	Meituan		Eleme On-			Ride-hailing
	on-demand	Bike-sharing	demand	B&B	Housekeeping	solution
	delivery	maintenance	delivery	solution	solution	services	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Balance as of December 31, 2020	11,194	4,882	9,819	4,613	88,216	—	118,724
Impairment	—	—	—	—	(51,971)	—	(51,971)
Balance as of December 31, 2021	11,194	4,882	9,819	4,613	36,245	—	66,753
Acquisitions (note 5)	—	—	—	—	—	3,610	3,610
Impairment	—	(4,882)	—	—	—	—	(4,882)
Balance as of December 31, 2022	11,194	—	9,819	4,613	36,245	3,610	65,481
Balance as of December 31, 2022, in US$	1,623	—	1,424	669	5,255	523	9,494

In December 2021, the Company completed its annual goodwill impairment analysis, which indicated the carrying value of the Housekeeping solution reporting unit exceeded its fair value due to the impact of COVID-19, integration activities taking longer than anticipated and a slower than anticipated growth rate due to a shifting focus on profitability. The Company estimated the fair value of the Housekeeping solution reporting unit using an income approach which utilized significant judgments and estimates including expected future growth rates with the consideration of the recent market environment and discount rate. The Company recognized the excess between the carrying value and fair value of the Housekeeping solution reporting unit as an impairment charge of RMB51,971.

As part of the annual goodwill impairment analysis the Company also reconciled the total fair value of its reporting units and its market capitalization. Management assessed and concluded the decline of its market capitalization was due to the distressed market caused by the strict COVID-19 policy in China and the increased regulatory pressures that the Company faced in overseas capital markets consistent with declines experienced by its peer companies within its industry as well as control premiums that are not reflected in the Company’s quoted market price.

In December 2022, the Company completed its annual goodwill impairment analysis, which indicated the carrying value of the Bike-sharing maintenance reporting unit exceeded its fair value due to slower than anticipated business integration. As a result, the Company recognized a charge of RMB4,882.